Cover Page	Feb. 10, 2023
Cover [Abstract]
Entity Central Index Key	0001123360
Amendment Flag	false
Document Type	8-K
Document Period End Date	Feb. 10, 2023
Entity File Number	001-16111
Entity Registrant Name	GLOBAL PAYMENTS INC
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	58-2567903
Entity Address, Postal Zip Code	30326
City Area Code	770
Local Phone Number	829-8000
Title of 12(b) Security	Common stock, no par value
Trading Symbol	GPN
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	3550 Lenox Road
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA